Income Tax - Schedule of the Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong profits tax:
Current year	$ 72,280	$ 1,408,470	$ 672,698
Tax reduction		(1,154)	(1,538)
Under (Over) provision for prior years	(430,964)	(25,587)	17,185
Income tax expenses (benefit)	$ (358,684)	$ 1,381,729	$ 688,345